Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 478,712	$ 408,232
Accumulated depreciation	(82,646)	(57,076)
Property, plant and equipment, net	396,066	351,156
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	18,479	18,453
Pipelines and related facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	227,586	213,459
Storage and terminal facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	135,466	124,181
Linefill [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	25,507	13,866
Trucks and other property and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40,281	19,180
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 31,393	$ 19,093